INVENTORIES (Inventories are stated at lower of cost) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components Of Inventories [Line Items]
Raw materials	$ 4,874	$ 732
Work in process	2,518	1,747
Inventories	$ 7,392	$ 2,479